Net Defined Benefit Liability (Asset) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of details of net defined benefit liability

	December 31, 2021	December 31, 2022
Present value of defined benefit obligation	1,618,098	1,377,545
Fair value of plan assets	(1,591,458)	(1,661,623)

Net defined benefit liabilities (*)	26,640	(284,078)

(*)
Net defined benefit liability of 26,640 million
W
on as of December 31, 2021 are the subtracted amount of the net defined benefit asset of 21,346 million
W
on from the net defined benefit liability of 47,986. Net defined benefit assets of 284,078 million
W
on as of December 31, 2022 are the subtracted amount of the net defined benefit liability of 35,202 million
W
on from the net defined benefit assets of 319,280.

Summary of changes in the carrying value of defined benefit obligation
(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2020	2021	2022
	Beginning balance	1,442,859	1,610,680	1,618,098
	Current service cost	174,509	178,416	166,741
	Interest cost	34,653	39,814	48,238
Remeasurements	Financial assumption	(20,838)	(92,367)	(356,344)
	Demographic assumptions	4,161	(251)	(9)
	Experience adjustments	(4,481)	(12,155)	(3,838)
	Retirement benefit paid	(55,864)	(106,050)	(92,914)
	Foreign currencies translation adjustments	(119)	165	(69)
	Changes due to business combinations	34,001	—	—
	Others	1,799	(154)	(2,358)

	Ending balance	1,610,680	1,618,098	1,377,545

Summary of changes in the plan assets
(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	1,352,971	1,564,101	1,591,458
Interest income	34,534	40,927	49,916
Remeasurements	(7,666)	(15,022)	(18,095)
Employer’s contributions	211,505	103,251	127,979
Retirement benefit paid	(52,627)	(99,523)	(87,472)
Changes due to business combination	27,599	—	—
Others	(2,215)	(2,276)	(2,163)

Ending balance	1,564,101	1,591,458	1,661,623

Summary of fair value of plan assets
(4)	The fair value of the plan assets by composition as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Cash and due from banks	1,591,458	1,661,623

Summary of current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements
(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Current service cost	174,509	178,416	166,741
Net interest income (expense)	119	(1,113)	(1,678)

Cost recognized in net income	174,628	177,303	165,063

Remeasurements (*)	(13,492)	(89,751)	(342,096)

Cost recognized in total comprehensive income	161,136	87,552	(177,033)

(*)	Amount before tax
Retirement benefits related to defined contribution plans recognized as expenses are 3,827 million Won, 4,494 million Won and 4,240 million Won for the years ended December 31, 2020, 2021 and 2022, respectively.

Summary of key actuarial assumptions used in net defined benefit liability measurement

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2020	December 31, 2021	December 31, 2022
Discount rate	2.13% ~ 2.97%	2.40% ~ 3.49%	5.25% ~ 5.99%
Future wage growth rate	2.05% ~ 7.00%	2.03% ~ 5.56%	2.1% ~ 5.84%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is a minimum of 5.38 to a maximum 10.71 years.

Summary of sensitivity to actuarial assumptions used in the assessment of defined benefit obligation
(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Discount rate	Increase by 1% point	(161,428)	(146,319)
	Decrease by 1% point	189,630	170,529
Future wage growth rate	Increase by 1% point	188,392	174,546
	Decrease by 1% point	(163,431)	(153,712)